DoubleLine Low Duration Bond Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.0%
6,023,527	AASET Ltd., Series 2019-2-A	3.38	% (b)	10/16/2039	4,681,346
969,942	AccessLex Institute, Series 2004-2-A3 (3 Month LIBOR USD + 0.19%)	1.37%		10/25/2024	962,782
3,429,615	AccessLex Institute, Series 2007-A-B (3 Month LIBOR USD + 0.55%)	2.07%		02/25/2037	3,274,697
1,932,123	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (b)	10/15/2024	1,924,806
6,799,334	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (b)	01/15/2025	6,686,526
5,000,000	Affirm Asset Securitization Trust, Series 2021-A-A	0.88	% (b)	08/15/2025	4,938,410
2,850,000	Affirm Asset Securitization Trust, Series 2021-B-A	1.03	% (b)	08/17/2026	2,702,683
12,582,376	Affirm Asset Securitization Trust, Series 2021-Z1-A	1.07	% (b)	08/15/2025	12,281,700
4,919,252	Aqua Finance Trust, Series 2020-AA-A	1.90	% (b)	07/17/2046	4,717,162
438,784	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1-A	2.99	% (b)	07/15/2024	438,643
3,018,457	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (b)	01/15/2027	2,934,275
9,150,938	CAL Funding Ltd., Series 2020-1A-A	2.22	% (b)	09/25/2045	8,266,998
1,346,825	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68	% (b)	09/25/2042	1,292,084
1,259,408	Commonbond Student Loan Trust, Series 2020-AGS-A	1.98	% (b)	08/25/2050	1,209,318
7,149,285	Consumer Loan Underlying Bond Credit Trust, Series 2020-P1-C	4.61	% (b)	03/15/2028	7,023,717
1,857,982	CPS Auto Receivables Trust, Series 2020-C-C	1.71	% (b)	08/17/2026	1,846,378
3,457,481	Diamond Resorts Owner Trust, Series 2021-1A-B	2.05	% (b)	11/21/2033	3,243,611
1,581,914	Drive Auto Receivables Trust, Series 2020-2-B	1.42%		03/17/2025	1,581,082
27,750,000	Exeter Automobile Receivables Trust, Series 2021-1A-C	0.74%		01/15/2026	27,036,289
4,250,000	ExteNet LLC, Series 2019-1A-B	4.14	% (b)	07/26/2049	4,110,143
2,460,464	Foundation Finance Trust, Series 2019-1A-A	3.86	% (b)	11/15/2034	2,434,138
7,200,000	Genesis Sales Finance Master Trust, Series 2020-AA-A	1.65	% (b)	09/22/2025	7,086,262
3,350,000	Genesis Sales Finance Master Trust, Series 2020-AA-B	2.24	% (b)	09/22/2025	3,242,218
4,068,144	Global SC Finance SRL, Series 2020-1A-A	2.17	% (b)	10/17/2040	3,729,351
561,439	GLS Auto Receivables Issuer Trust, Series 2020-2A-A	1.58	% (b)	08/15/2024	561,268
10,200,000	Hertz Vehicle Financing LLC, Series 2021-1A-B	1.56	% (b)	12/26/2025	9,437,969
1,354,683	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54	% (b)	02/25/2032	1,334,331
677,513	Hilton Grand Vacations Trust, Series 2020-AA-A	2.74	% (b)	02/25/2039	653,586
1,019,138	Laurel Road Prime Student Loan Trust, Series 2019-A-A1FX	2.34	% (b)	10/25/2048	1,004,106
5,890,800	LendingPoint Asset Securitization Trust, Series 2021-A-A	1.00	% (b)	12/15/2028	5,842,811
9,363,833	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (b)	12/20/2047	8,334,994
6,750,000	Marlette Funding Trust, Series 2019-4A-C	3.76	% (b)	12/17/2029	6,630,062
934,315	MVW Owner Trust, Series 2018-1A-C	3.90	% (b)	01/21/2036	912,583
4,059,465	Navient Private Education Loan Trust, Series 2020-FA-A	1.22	% (b)	07/15/2069	3,877,166
2,296,375	Navient Private Education Loan Trust, Series 2020-GA-A	1.17	% (b)	09/16/2069	2,154,746
4,197,654	NP SPE LLC, Series 2019-1A-A1	2.57	% (b)	09/20/2049	3,970,251
5,848,916	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (b)	02/15/2027	5,833,008
13,223,854	Oxford Finance Funding LLC, Series 2020-1A-A2	3.10	% (b)	02/15/2028	13,107,610
165,269	Pagaya AI Debt Selection Trust, Series 2019-3-A	3.82	% (b)	11/16/2026	165,255
772,389	Pagaya AI Debt Selection Trust, Series 2020-3-A	2.10	% (b)	05/17/2027	771,801

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,059,730	Pagaya AI Debt Selection Trust, Series 2021-1-A	1.18	% (b)	11/15/2027	8,868,061
31,060,159	Pagaya AI Debt Selection Trust, Series 2021-5-A	1.53	% (b)	08/15/2029	30,077,161
14,361,508	Pagaya AI Debt Selection Trust, Series 2021-HG1-A	1.22	% (b)	01/16/2029	13,661,480
19,659,618	Pagaya AI Debt Selection Trust, Series 2022-1-A	2.03	% (b)	10/15/2029	18,993,878
2,885,875	Prosper Marketplace Issuance Trust, Series 2019-2A-C	5.05	% (b)	09/15/2025	2,886,487
5,000,000	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	4,820,654
3,144,613	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (b)	09/20/2038	2,950,870
6,689,070	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	2.12%		06/15/2039	6,329,877
4,029,273	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	2.10%		12/15/2039	3,836,814
26,944,007	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (b)	08/15/2030	26,275,687
3,692,494	SoFi Alternative Trust, Series 2019-F-PT1	3.93	% (b)(c)	02/15/2045	3,559,447
22,213,993	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (b)(c)	05/25/2030	22,211,505
48,344,293	SoFi Alternative Trust, Series 2021-3-A	1.50	% (b)	11/15/2030	47,114,849
16,348,749	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (b)(c)	03/15/2047	15,127,268
18,254,144	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (b)(c)	02/15/2047	18,131,969
383,657	SoFi Professional Loan Program, Series 2017-A-A2B	2.40	% (b)	03/26/2040	382,432
5,756,005	SoFi Professional Loan Program, Series 2020-C-AFX	1.95	% (b)	02/15/2046	5,482,499
7,008,333	Stack Infrastructure Issuer LLC, Series 2019-1A-A2	4.54	% (b)	02/25/2044	6,957,671
4,081,250	TAL Advantage LLC, Series 2020-1A-A	2.05	% (b)	09/20/2045	3,707,503
5,000,000	Tesla Auto Lease Trust, Series 2019-A-C	2.68	% (b)	01/20/2023	4,983,655
3,250,000	Tesla Auto Lease Trust, Series 2020-A-A4	0.78	% (b)	12/20/2023	3,186,166
301,057	Upgrade Master Pass-Thru Trust, Series 2019-ST1-A	4.00	% (b)	07/15/2025	297,259
5,587,574	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.99	% (b)(c)	07/15/2027	5,446,834
2,819,552	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (b)	12/20/2026	2,710,456
3,265,242	Upstart Pass-Through Trust, Series 2021-ST5-A	2.00	% (b)	07/20/2027	3,105,011
10,226,066	Upstart Pass-Through Trust, Series 2021-ST6-A	1.85	% (b)	08/20/2027	9,717,318
3,021,312	Upstart Securitization Trust, Series 2020-3-A	1.70	% (b)	11/20/2030	3,012,587
12,962,829	Upstart Securitization Trust, Series 2021-3-A	0.83	% (b)	07/20/2031	12,590,753
2,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (b)	07/20/2031	1,844,290
9,773,649	Westgate Resorts LLC, Series 2022-1A-C	2.49	% (b)	08/20/2036	9,347,121

Total Asset Backed Obligations (Cost $498,842,421)					479,853,728

Bank Loans - 6.1%
15,272,146	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		11/19/2026	14,623,080
937,019	Api Group DE, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		10/01/2026	903,052
14,084,432	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		09/07/2027	13,635,491
10,428,357	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.92%		11/08/2027	10,053,614
14,321,964	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.00%		05/31/2024	14,015,688
15,032,424	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.00%		07/01/2026	14,558,527
10,729,361	Cable One, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%		05/03/2028	10,353,834

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,422,995	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	04/06/2026	1,344,140
7,627,803	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%	12/16/2027	7,275,017
2,936,031	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	3.63%	02/22/2028	2,901,899
14,933,643	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	02/01/2027	14,274,995
2,542,225	Clean Harbors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	10/09/2028	2,528,243
14,702,875	Elanco Animal Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	07/30/2027	13,925,460
	Element Solutions, Inc., Senior Secured First Lien Term Loan
2,145,539	(1 Month LIBOR USD + 2.00%)	3.67%	01/30/2026	2,123,279
3,984,573	(1 Month LIBOR USD + 2.00%)	3.06%	01/30/2026	3,943,233
6,681,034	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.88%	12/22/2027	6,359,543
14,865,021	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	04/28/2028	14,335,454
2,532,387	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	4.17%	06/30/2028	2,431,623
15,033,538	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	3.38%	03/01/2027	14,443,472
890,307	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	2.81%	12/11/2026	889,475
13,950,535	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	02/15/2024	13,523,300
3,247,352	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.56%	01/02/2026	3,137,754
9,508,028	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.67%	11/15/2027	9,010,092
1,334,913	Herman Miller, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	3.69%	07/19/2028	1,229,374
14,882,859	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	3.38%	03/15/2028	14,413,156
8,004,791	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%	07/03/2028	7,754,081
1,201,988	ICU Medical, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	4.55%	01/08/2029	1,161,420
14,964,280	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.00%	06/11/2025	14,577,753
14,107,516	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	01/02/2026	13,547,589
12,877,912	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.80%	05/01/2026	12,451,332
6,857,391	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.36%	03/15/2028	6,787,377
1,940,438	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%)	3.10%	01/29/2027	1,881,623
15,285,195	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	03/01/2027	14,202,545
3,968,960	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%	08/29/2025	3,795,318

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,727,443	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.17%		09/18/2026	9,614,605
13,140,000	NortonLifeLock, Inc., Senior Secured First Lien	3.69	% (d)	01/28/2029	12,492,855
14,099,034	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	3.53%		08/04/2028	13,545,647
1,994,399	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	4.56%		07/03/2028	1,931,934
	Resideo Funding, Inc., Senior Secured First Lien Term Loan
4,191,345	(3 Month LIBOR USD + 2.25%, 0.50% Floor)	3.65%		02/11/2028	4,055,126
814,984	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.51%		02/11/2028	788,497
814,984	(1 Month LIBOR USD + 2.25%, 0.50% Floor)	3.36%		02/11/2028	788,497
14,259,519	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		02/04/2027	13,744,251
8,941,365	ServiceMaster Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.44%		11/05/2026	8,810,598
5,804,182	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		04/16/2025	5,535,768
4,929,540	Standard Industries Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.50%, 0.50% Floor)	3.79%		09/22/2028	4,776,379
14,862,688	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	3.26%		07/21/2026	14,177,963
8,807,796	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	3.42%		11/13/2026	8,338,076
5,971,150	US Foods, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	3.57%		09/14/2026	5,643,513
3,799,969	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	3.82%		01/31/2028	3,569,843
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
3,021,114	(1 Month LIBOR USD + 1.75%)	3.27%		12/31/2025	2,900,270
12,084,458	(1 Month LIBOR USD + 1.75%)	3.42%		12/31/2025	11,601,079
15,155,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	3.79%		01/20/2028	14,596,159
1,900,450	Zodiac Pool Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	3.63%		01/29/2029	1,849,375

Total Bank Loans (Cost $436,223,968)					421,152,268

Collateralized Loan Obligations - 16.2%
20,000,000	AIG LLC, Series 2018-1A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2032	19,561,293
10,000,000	AIG LLC, Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (b)	07/20/2034	9,710,570
20,000,000	Allegro Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.21	% (b)	07/20/2032	19,575,161
4,000,000	Apidos, Series 2021-35A-A (3 Month LIBOR USD + 1.05%, 1.05% Floor)	2.11	% (b)	04/20/2034	3,870,208
20,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (3 Month LIBOR USD + 1.13%)	2.17	% (b)	04/19/2034	19,408,271
30,000,000	Battalion Ltd., Series 2017-11A-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (b)	04/24/2034	29,136,858
22,000,000	Battalion Ltd., Series 2021-20A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.22	% (b)	07/15/2034	21,355,203

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,000,000	BlueMountain Ltd., Series 2021-31A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	04/19/2034	21,367,304
20,000,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	2.29	% (b)	07/20/2034	19,457,213
15,000,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.45	% (b)	01/18/2035	14,562,957
25,000,000	Carlyle Global Market Strategies Ltd., Series 2016-1A-A1R2 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.20	% (b)	04/20/2034	24,237,500
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-A1 (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.18	% (b)	04/15/2034	10,697,070
11,000,000	Carlyle Global Market Strategies Ltd., Series 2021-7A-A1 (3 Month LIBOR USD + 1.16%, 1.16% Floor)	2.20	% (b)	10/15/2035	10,663,920
42,000,000	CarVal Ltd., Series 2019-1A-ANR (3 Month LIBOR USD + 1.11%, 1.11% Floor)	2.17	% (b)	04/20/2032	41,170,633
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (b)	10/21/2030	34,611,950
10,000,000	CBAM Ltd., Series 2017-2A-AR (3 Month LIBOR USD + 1.19%, 1.19% Floor)	2.23	% (b)	07/17/2034	9,705,000
20,000,000	CBAM Ltd., Series 2019-10A-A1R (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2032	19,626,329
6,488,853	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	2.34	% (b)	07/13/2029	6,465,569
20,000,000	CFIP Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (b)	01/20/2035	19,403,379
25,000,000	CQS Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.22%, 1.22% Floor)	2.28	% (b)	01/20/2035	24,279,602
18,000,000	Crown City, Series 2021-1A-A1A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (b)	07/20/2034	17,475,516
27,500,000	Galaxy Ltd., Series 2016-22A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	04/16/2034	26,761,595
10,000,000	Generate Ltd., Series 6A-A1R (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.34	% (b)	01/22/2035	9,700,014
14,000,000	Generate Ltd., Series 8A-AR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (b)	10/20/2034	13,599,101
46,500,000	Generate Ltd., Series 9A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.26	% (b)	10/20/2034	45,154,647
5,585,000	Greywolf Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 1.16%, 1.16% Floor)	2.34	% (b)	01/27/2031	5,519,111
14,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	2.24	% (b)	10/20/2031	13,873,643
17,500,000	Gulf Stream Meridian Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	07/15/2034	17,010,000
60,000,000	Halsey Point Ltd., Series 2021-5A-A1A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.47	% (b)	01/30/2035	58,336,691
8,424,358	Harbourview LLC, Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	2.17	% (b)	07/18/2031	8,309,888
22,000,000	Hayfin Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.18	% (b)	04/20/2031	21,658,901
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.33	% (b)	04/25/2030	10,375,991
9,968,710	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	2.24	% (b)	10/20/2031	9,800,775
11,588,082	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	2.28	% (b)	07/15/2027	11,553,539

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,000,000	Madison Park Funding Ltd., Series 2019-34A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.30	% (b)	04/25/2032	19,570,408
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	2.79	% (b)	04/15/2029	2,941,959
24,008,401	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	2.22	% (b)	04/18/2031	23,689,189
20,000,000	Marble Point Ltd., Series 2018-2A-A1R (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.34	% (b)	01/20/2032	19,530,000
35,000,000	Marble Point Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.38	% (b)	07/25/2034	34,020,363
15,500,000	MidOcean Credit, Series 2018-8A-A1R (3 Month LIBOR USD + 1.05%, 1.05% Floor)	2.53	% (b)	02/20/2031	15,249,799
10,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	2.31	% (b)	10/20/2030	9,877,904
15,000,000	MP Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.44	% (b)	04/28/2034	14,429,218
28,258,823	Ocean Trails, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	2.30	% (b)	10/13/2031	27,750,863
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	2.29	% (b)	04/26/2031	16,211,250
8,500,000	OHA Credit Funding Ltd., Series 2012-7A-AR3 (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.55	% (b)	02/20/2034	8,231,219
11,000,000	Palmer Square Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	07/15/2034	10,680,823
20,000,000	Prudential PLC, Series 2021-5A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	10/18/2034	19,421,761
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	2.37	% (b)	10/25/2031	12,268,750
10,000,000	Riserva Ltd., Series 2016-3A-ARR (3 Month LIBOR USD + 1.06%, 1.06% Floor)	2.10	% (b)	01/18/2034	9,683,826
21,771,593	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	2.09	% (b)	04/20/2031	21,424,106
18,875,000	RR Ltd., Series 2021-14A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	2.16	% (b)	04/15/2036	18,302,205
20,000,000	Shackleton Ltd., Series 2015-7RA-AR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	2.19	% (b)	07/15/2031	19,686,520
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	2.31	% (b)	10/20/2031	15,750,774
25,000,000	Sound Point Ltd., Series 2020-1A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.23	% (b)	07/20/2034	24,268,245
2,365,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	2.17	% (b)	04/21/2031	2,341,000
900,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.84	% (b)	04/15/2032	864,523
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.21	% (b)	07/15/2032	17,599,216
12,925,000	Symphony Ltd., Series 2014-15A-AR3 (3 Month LIBOR USD + 1.08%, 1.08% Floor)	2.12	% (b)	01/17/2032	12,666,500
20,000,000	Trestles Ltd., Series 2021-4A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	2.27	% (b)	07/21/2034	19,421,373
5,750,000	Trimaran CAVU LLC, Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.39	% (b)	04/23/2032	5,636,103
10,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	2.25	% (b)	01/18/2035	9,705,574

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,715,001	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	2.31	% (b)	10/20/2031	21,382,285
2,303,630	Wellfleet Ltd., Series 2016-2A-A1R (3 Month LIBOR USD + 1.14%, 1.14% Floor)	2.20	% (b)	10/20/2028	2,276,856
16,802,087	Wellfleet Ltd., Series 2017-2A-A1R (3 Month LIBOR USD + 1.06%)	2.12	% (b)	10/20/2029	16,595,051
5,500,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	2.14	% (b)	07/17/2031	5,409,864
10,000,000	Wellfleet Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	2.24	% (b)	07/15/2034	9,728,191

Total Collateralized Loan Obligations (Cost $1,141,059,343)					1,114,611,120

Foreign Corporate Bonds - 10.1%
4,500,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	4,386,529
7,429,000	AerCap Global Aviation Trust	1.75%		10/29/2024	6,860,782
1,000,000	AES Andes S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	888,085
2,800,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (b)	03/26/2079	2,547,577
3,000,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,729,547
2,400,000	AI Candelaria Spain S.A.	7.50%		12/15/2028	2,155,608
6,799,000	AstraZeneca PLC	3.50%		08/17/2023	6,821,023
800,000	Avolon Holdings Funding Ltd.	5.13	% (b)	10/01/2023	792,330
4,870,000	Axiata SPV2 BHD	4.36%		03/24/2026	4,930,266
2,000,000	Banco BBVA Peru S.A.	5.00%		08/26/2022	2,001,490
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	851,735
3,350,000	Banco Continental SAECA	2.75	% (b)	12/10/2025	2,853,312
9,350,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (b)	09/30/2031	8,208,926
1,800,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	1,580,328
3,050,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	2,792,275
2,800,000	Banco del Estado de Chile	2.70%		01/09/2025	2,655,376
5,600,000	Banco do Brasil S.A.	3.25	% (b)	09/30/2026	5,068,756
8,050,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	7,471,125
500,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	499,320
2,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38	% (b)	09/14/2025	2,276,045
1,500,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%		09/14/2025	1,365,627
12,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88	% (a)	07/06/2022	12,100,936
1,600,000	Banco Santander Chile	2.70%		01/10/2025	1,533,432
5,957,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	5,566,817
12,480,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,911,326
7,380,000	Bank of Montreal	1.50%		01/10/2025	6,973,281
5,540,000	Bank of Nova Scotia	0.55%		09/15/2023	5,359,178
7,460,000	Barclays PLC (1 Year CMT Rate + 0.80%)	1.01%		12/10/2024	7,085,565
1,865,000	BAT Capital Corporation	2.79%		09/06/2024	1,805,948
5,860,000	BAT International Finance PLC	1.67%		03/25/2026	5,195,280
1,000,000	BBVA Bancomer S.A.	1.88%		09/18/2025	908,070
4,071,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,785,175
6,945,000	BNP Paribas S.A. (3 Month LIBOR USD + 2.24%)	4.71	% (b)	01/10/2025	6,946,861

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,530,000	BOC Aviation Corporation	1.63	% (b)	04/29/2024	4,342,372
7,445,000	BPCE S.A.	2.38	% (b)	01/14/2025	7,076,455
1,500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	1,502,376
1,750,000	Camposol S.A.	6.00%		02/03/2027	1,474,146
3,870,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	3,751,523
7,465,000	Canadian Pacific Railway Company	1.35%		12/02/2024	7,030,975
12,000,000	Chile Electricity PEC S.p.A.	0.00	% (b)	01/25/2028	8,859,341
7,340,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	1.16	% (b)	07/07/2025	7,204,170
5,036,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	4,859,715
4,545,000	Daimler Trucks Finance North America LLC	1.63	% (b)	12/13/2024	4,277,114
1,500,000	DBS Group Holdings Ltd.	1.17	% (b)	11/22/2024	1,422,735
13,550,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	12,333,413
1,191,105	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (b)	04/01/2025	840,182
188,071	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)	07/18/2022	87,923
8,500,000	Ecopetrol S.A.	5.88%		09/18/2023	8,537,103
7,900,000	Ecopetrol S.A.	4.13%		01/16/2025	7,334,360
2,616,550	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	2,392,547
4,059,825	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	3,420,374
100,000	Enbridge, Inc.	4.00%		10/01/2023	100,432
3,630,000	Enbridge, Inc.	0.55%		10/04/2023	3,497,474
3,700,000	Enbridge, Inc.	2.50%		02/14/2025	3,554,999
8,400,000	Enel Generacion Chile S.A.	4.25%		04/15/2024	8,283,408
500,000	Equate Petrochemical B.V.	4.25%		11/03/2026	491,271
12,457,632	Fenix Power Peru S.A.	4.32%		09/20/2027	11,669,002
2,350,000	Freeport Indonesia PT	4.76	% (b)	04/14/2027	2,260,700
5,950,000	Freeport-McMoRan, Inc.	5.00%		09/01/2027	5,913,497
1,600,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	1,487,888
15,610,350	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	14,531,628
1,575,000	Glencore Funding LLC	4.13	% (b)	05/30/2023	1,572,559
1,430,000	Glencore Funding LLC	4.13	% (b)	03/12/2024	1,423,784
3,990,000	Glencore Funding LLC	4.00	% (b)	04/16/2025	3,945,031
8,735,760	GNL Quintero S.A.	4.63%		07/31/2029	8,403,233
400,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	403,847
1,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	997,940
3,615,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	3,408,758
5,074,000	Guacolda Energia S.A.	4.56%		04/30/2025	1,795,248
6,275,000	HSBC Holdings PLC (Secured Overnight Financing Rate + 0.58%)	1.16%		11/22/2024	5,995,040
6,237,960	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	5,723,328
2,000,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,990,070
7,577,000	Inkia Energy Ltd.	5.88%		11/09/2027	6,948,109
1,536,508	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,421,270
6,850,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 2.82%)	4.50%		11/21/2029	6,440,610
15,933,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	14,040,956
2,950,000	JDE Peet’s NV	0.80	% (b)	09/24/2024	2,743,661

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,400,000	Kallpa Generacion S.A.	4.88%		05/24/2026	2,304,000
3,600,000	Korea Development Bank	1.25%		06/03/2025	3,373,362
11,000,000	Korea Development Bank	0.80%		04/27/2026	9,967,795
4,000,000	Korea Development Bank	1.00%		09/09/2026	3,612,722
5,300,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	5,003,180
7,700,000	Korea East-West Power Company Ltd.	1.75	% (b)	05/06/2025	7,268,771
14,700,000	Korea Electric Power Corporation	1.13%		06/15/2025	13,624,181
1,900,000	Korea Electric Power Corporation	1.13	% (b)	06/15/2025	1,760,949
4,200,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (b)	04/27/2026	3,823,550
13,000,000	Korea Southern Power Company Ltd.	0.75	% (b)	01/27/2026	11,693,448
15,575,000	KT Corporation	1.00%		09/01/2025	14,267,478
3,000,000	KT Corporation	2.50%		07/18/2026	2,840,150
11,800,000	LG Chem Ltd.	3.25%		10/15/2024	11,665,684
6,365,000	Lloyds Banking Group PLC (1 Year CMT Rate + 0.55%)	0.70%		05/11/2024	6,180,751
6,035,000	Macquarie Bank Ltd.	2.10	% (b)	10/17/2022	6,017,497
1,060,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (b)	03/27/2024	1,060,620
200,000	MEGlobal Canada ULC	5.00%		05/18/2025	202,225
13,090,000	MEGlobal Canada ULC	5.00	% (b)	05/18/2025	13,235,639
200,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	173,684
2,000,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	1,736,840
180,000	Millicom International Cellular S.A.	6.63%		10/15/2026	172,052
4,050,000	Millicom International Cellular S.A.	5.13%		01/15/2028	3,486,058
9,000,000	Minejesa Capital B.V.	4.63%		08/10/2030	8,108,100
8,115,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	2.07%		07/26/2023	8,114,733
7,176,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	2.22%		05/22/2026	7,003,068
7,070,000	NatWest Group PLC (3 Month LIBOR USD + 1.55%)	3.75%		06/25/2024	7,078,223
3,300,000	NongHyup Bank	1.25	% (b)	07/20/2025	3,051,138
2,300,000	NongHyup Bank	1.25%		07/20/2025	2,126,550
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	969,020
7,849,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	6,993,420
1,100,000	Orbia Advance Corporation S.A.B. de C.V.	1.88%		05/11/2026	983,598
3,000,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	3,017,201
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	461,933
9,000,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (b)	09/10/2030	8,314,785
1,100,000	Pertamina Persero PT	4.30%		05/20/2023	1,103,773
12,800,000	Pertamina Persero PT	1.40%		02/09/2026	11,388,575
50,000	Petrobras Global Finance B.V.	6.25%		03/17/2024	51,189
16,800,000	Petronas Capital Ltd.	3.50%		03/18/2025	16,667,520
4,400,000	PSA Treasury Pte Ltd.	2.50%		04/12/2026	4,247,307
13,900,000	Qatar Energy	1.38%		09/12/2026	12,530,725
2,900,000	Qatar Energy	1.38	% (b)	09/12/2026	2,614,324
13,150,000	Reliance Industries Ltd.	4.13%		01/28/2025	13,151,682
8,130,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	1.46%		01/20/2026	7,917,788

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,700,000	SA Global Sukuk Ltd.	1.60	% (b)	06/17/2026	2,465,786
7,500,000	SA Global Sukuk Ltd.	1.60%		06/17/2026	6,849,405
8,495,000	Sable International Finance Ltd.	5.75%		09/07/2027	7,807,839
1,500,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	4.50%		12/13/2027	1,490,413
2,640,000	SingTel Group Treasury Pte Ltd.	3.25%		06/30/2025	2,612,994
5,335,000	SingTel Group Treasury Pte Ltd.	2.38%		10/03/2026	5,067,397
2,700,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	2,676,794
6,140,000	Sumitomo Mitsui Trust Bank Ltd.	0.80	% (b)	09/12/2023	5,938,934
16,250,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	15,676,781
7,140,000	Toronto-Dominion Bank	0.70%		09/10/2024	6,707,373
7,800,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	7,382,583
7,115,000	UBS Group AG (1 Year CMT Rate + 0.83%)	1.01	% (b)	07/30/2024	6,893,404
9,515,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.50%)	3.75%		04/15/2029	9,445,585
8,900,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	8,062,065
2,915,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,376,002
1,000,000	Vedanta Resources Ltd.	6.13%		08/09/2024	608,845
805,000	Volkswagen Group of America Finance LLC	4.25	% (b)	11/13/2023	805,487
6,055,000	Volkswagen Group of America Finance LLC	0.88	% (b)	11/22/2023	5,805,948
4,985,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	3,604,149
2,000,000	VTR Finance NV	6.38%		07/15/2028	1,430,236

Total Foreign Corporate Bonds (Cost $751,450,484)					696,771,806

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.9%
2,800,000	Abu Dhabi Government International Bond	2.50	% (b)	04/16/2025	2,719,055
20,800,000	Brazilian Government International Bond	2.88%		06/06/2025	19,635,225
4,200,000	Chile Government International Bond	3.13%		01/21/2026	4,056,224
2,700,000	Colombia Government International Bond	2.63%		03/15/2023	2,657,612
19,000,000	Colombia Government International Bond	4.50%		01/28/2026	17,862,122
2,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	1,976,960
4,600,000	Panama Government International Bond	4.00%		09/22/2024	4,594,525
12,500,000	Panama Government International Bond	3.75%		03/16/2025	12,359,018
5,000,000	Perusahaan Penerbit SBSN Indonesia III	2.30%		06/23/2025	4,751,250
6,000,000	Perusahaan Penerbit SBSN Indonesia III	1.50	% (b)	06/09/2026	5,400,000
14,250,000	Peruvian Government International Bond	2.39%		01/23/2026	13,262,951
19,900,000	Qatar Government International Bond	3.25%		06/02/2026	19,656,623
5,000,000	Republic of South Africa Government Bond	4.67%		01/17/2024	4,972,260
1,800,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,710,396
11,600,000	Saudi Government International Bond	3.25%		10/26/2026	11,348,257

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $138,313,295)					126,962,478

Non-Agency Commercial Mortgage Backed Obligations - 14.4%
5,000,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.71	% (b)	12/18/2037	4,916,730
16,793,000	ACREC Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.76	% (b)	10/16/2036	16,510,559
14,340,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-A2	2.02	% (b)	06/15/2054	13,147,805

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,415,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	2.79	% (b)	02/15/2035	15,978,082
5,000,000	Arbor Realty Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	2.29	% (b)	12/15/2035	4,933,615
5,000,000	Arbor Realty Ltd., Series 2021-FL1-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.52	% (b)	12/15/2035	4,902,405
3,000,000	Arbor Realty Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.42	% (b)	05/15/2036	2,926,599
5,262,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.37	% (b)	12/15/2036	4,757,768
2,579,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (b)	06/15/2035	2,498,598
225,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (b)	06/15/2035	205,747
33,322,009	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-XA	1.92	% (c)(e)	07/15/2049	1,714,644
74,975,413	BANK, Series 2017-BNK5-XA	1.11	% (c)(e)	06/15/2060	2,736,475
94,125,504	BANK, Series 2017-BNK6-XA	0.92	% (c)(e)	07/15/2060	2,841,470
21,590,975	BANK, Series 2019-BN20-XA	0.95	% (c)(e)	09/15/2062	991,311
193,360,455	BANK, Series 2020-BN26-XA	1.34	% (c)(e)	03/15/2063	13,192,597
87,308,717	BBCMS Mortgage Trust, Series 2017-C1-XA	1.60	% (c)(e)	02/15/2050	4,435,457
3,389,247	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (b)	10/15/2037	3,275,589
17,989,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	2.05	% (b)	03/15/2037	17,182,510
10,696,000	BBCMS Mortgage Trust, Series 2018-TALL-B (1 Month LIBOR USD + 0.97%, 0.97% Floor)	2.30	% (b)	03/15/2037	10,039,809
238,677,346	BBCMS Mortgage Trust, Series 2020-C6-XA	1.17	% (c)(e)	02/15/2053	14,068,645
59,000,000	BBCMS Mortgage Trust, Series 2020-C6-XB	0.79	% (c)(e)	02/15/2053	2,671,384
708,135	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.62	% (b)	08/15/2036	707,252
111,603,777	Benchmark Mortgage Trust, Series 2018-B1-XA	0.63	% (c)(e)	01/15/2051	2,465,964
175,335,899	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05	% (c)(e)	02/15/2053	9,391,692
35,720,000	Benchmark Mortgage Trust, Series 2020-IG1-XB	0.24	% (c)(e)	09/15/2043	397,385
8,789,000	BPR Trust, Series 2021-TY-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.37	% (b)	09/15/2038	8,418,818
16,859,000	BRSP Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.76	% (b)	08/19/2038	16,401,818
3,583,291	BSPRT Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.47	% (b)	05/15/2029	3,586,519
20,000,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.42	% (b)	03/15/2036	19,513,720
11,977,000	BSPRT Issuer Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.32%, 1.32% Floor)	2.64	% (b)	12/15/2038	11,585,412
16,852,000	BSREP Commercial Mortgage Trust, Series 2021-DC-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.28	% (b)	08/15/2038	16,212,463
8,925,252	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	2.41	% (b)	09/15/2037	8,561,885
2,725,100	BX Trust, Series 2018-EXCL-B (1 Month LIBOR USD + 1.33%, 1.33% Floor)	2.65	% (b)	09/15/2037	2,581,035
1,505,000	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	3.30	% (b)	09/15/2037	1,411,188

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,013,905	BX Trust, Series 2019-MMP-C (1 Month LIBOR USD + 1.45%, 1.45% Floor)	2.77	% (b)	08/15/2036	5,764,957
5,791,000	BX Trust, Series 2021-21M-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	2.05	% (b)	10/15/2036	5,516,598
21,263,000	BX Trust, Series 2021-VIEW-A (1 Month LIBOR USD + 1.28%, 1.28% Floor)	2.60	% (b)	06/15/2036	20,530,949
16,787,000	BX Trust, Series 2021-VOLT-B (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (b)	09/15/2036	15,807,833
15,674,695	BX Trust, Series 2021-XL2-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (b)	10/15/2038	14,843,262
11,749,000	BXHPP Trust, Series 2021-FILM-B (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.22	% (b)	08/15/2036	11,003,754
7,749,000	BXHPP Trust, Series 2021-FILM-C (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.42	% (b)	08/15/2036	7,223,154
1,503,000	BXMT Ltd., Series 2020-FL2-A (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	2.49	% (b)	02/15/2038	1,475,654
20,000,000	BXMT Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.37	% (b)	05/15/2038	19,669,440
24,674,935	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.39	% (c)(e)	05/10/2050	972,940
91,723,625	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.65	% (c)(e)	06/15/2050	5,128,002
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	1.06	% (c)(e)	06/15/2050	1,621,471
116,365,000	CFK Trust, Series 2020-MF2-X	0.89	% (b)(c)(e)	03/15/2039	3,762,604
12,621,000	CHCP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	2.50	% (b)	02/15/2038	12,524,500
7,490,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	2.75	% (b)	02/15/2038	7,282,722
1,313,740	Citigroup Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	3.18	% (b)	11/15/2031	1,267,665
31,231,415	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.37	% (c)(e)	02/10/2049	1,057,174
53,222,157	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (c)(e)	04/15/2049	2,460,668
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.83% Floor)	2.15	% (b)	12/15/2036	8,760,595
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	3.12	% (b)	12/15/2036	169,722
242,000	Citigroup Commercial Mortgage Trust, Series 2019-PRM-D	4.35	% (b)	05/10/2036	241,789
1,282,151	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	2.87	% (b)	08/20/2035	1,262,396
16,415,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	3.17	% (b)	08/20/2035	15,909,090
461,286	Commercial Mortgage Pass-Through Trust, Series 2012-CR2-XA	1.54	% (c)(e)	08/15/2045	14
98,563,702	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	1.27	% (c)(e)	10/10/2046	1,031,114
15,397,300	Commercial Mortgage Pass-Through Trust, Series 2013-LC6-XA	1.39	% (c)(e)	01/10/2046	29,720
4,439,848	Commercial Mortgage Pass-Through Trust, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	5.32	% (b)	10/15/2031	4,430,390
147,262,554	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.97	% (c)(e)	08/10/2048	3,047,864
21,308,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.32	% (b)	09/15/2033	20,279,150
90,982,734	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.25	% (c)(e)	06/15/2050	3,671,208
17,682,825	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.95	% (c)(e)	09/15/2050	307,442
583,000	CSMC Trust, Series 2017-MOON-D	3.30	% (b)(c)	07/10/2034	582,255

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.18	% (b)	06/15/2034	12,547,783
700,000	DBJPM Mortgage Trust, Series 2016-C3-A5	2.89%		08/10/2049	664,372
21,791,000	EQUS Mortgage Trust, Series 2021-EQAZ-A (1 Month LIBOR USD + 0.75%, 0.76% Floor)	2.08	% (b)	10/15/2038	20,846,212
4,214,065	Extended Stay America Trust, Series 2021-ESH-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	2.41	% (b)	07/15/2038	4,114,886
11,506,862	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.71	% (b)	12/16/2036	11,485,321
20,500,000	FS Rialto, Series 2021-FL2-A (1 Month LIBOR USD + 1.22%, 1.22% Floor)	2.73	% (b)	05/16/2038	19,732,029
7,789,000	FS Rialto, Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.76	% (b)	11/16/2036	7,462,493
1,564,751	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	2.93	% (b)	02/22/2036	1,561,398
6,328,298	GPMT Ltd., Series 2021-FL3-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.86	% (b)	07/16/2035	6,220,476
20,623,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	4.06	% (b)	12/15/2036	19,239,706
11,853,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (1 Month LIBOR USD + 1.02%, 1.02% Floor)	2.34	% (b)	07/15/2039	11,310,299
2,615,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.22	% (b)	07/15/2031	2,566,732
9,296,000	GS Mortgage Securities Corporation Trust, Series 2021-IP-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (b)	10/15/2036	8,972,060
108,239,430	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.16	% (c)(e)	05/10/2050	4,445,989
129,390,675	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.25	% (c)(e)	08/10/2050	5,180,414
151,819,877	GS Mortgage Securities Trust, Series 2017-GS8-XA	1.11	% (c)(e)	11/10/2050	5,484,083
54,838,123	GS Mortgage Securities Trust, Series 2019-GC42-XA	0.93	% (c)(e)	09/01/2052	2,359,816
6,050,000	HGI CRE Ltd., Series 2021-FL1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.56	% (b)	06/16/2036	5,945,807
4,546,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-E	5.74	% (b)(c)	07/15/2046	4,380,383
10,370,339	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	0.99	% (c)(e)	07/15/2047	97,933
58,007,197	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.72	% (c)(e)	12/15/2049	1,109,556
10,902,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-A (1 Month LIBOR USD + 0.96%, 0.96% Floor)	2.28	% (b)	07/15/2036	10,694,136
59,178,200	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-XA	0.47	% (b)(c)(e)	01/10/2037	446,144
117,285,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST-XCP	0.00	% (b)(c)(e)	12/15/2036	1,173
2,550,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-B	4.35	% (c)	11/15/2047	2,448,880
56,446,740	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.29	% (c)(e)	11/15/2048	1,236,184
300,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-A5	3.58%		03/17/2049	292,990
25,641,928	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.64	% (c)(e)	06/13/2052	1,830,457
7,664,000	KREF Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.07%, 1.07% Floor)	2.59	% (b)	02/15/2039	7,491,522
12,862,000	LCCM Trust, Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.52	% (b)	12/13/2038	12,618,664

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	LCCM Trust, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	2.77	% (b)	11/15/2038	9,813,310
5,652,078	Life Mortgage Trust, Series 2021-BMR-A (1 Month LIBOR USD + 0.70%, 0.70% Floor)	2.02	% (b)	03/15/2038	5,477,919
604,671	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	2.45	% (b)	05/15/2028	603,508
18,273,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	2.82	% (b)	05/15/2036	17,980,559
11,970,457	LoanCore Issuer Ltd., Series 2019-CRE3-AS (1 Month LIBOR USD + 1.37%, 1.37% Floor)	2.69	% (b)	04/15/2034	11,956,248
9,200,000	LoanCore Issuer Ltd., Series 2021-CRE5-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	2.62	% (b)	07/15/2036	8,968,289
51,894,619	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.94	% (b)(c)(e)	03/10/2050	1,242,201
13,700,000	Lument Finance Trust, Inc., Series 2021-FL1-A (1 Month LIBOR USD + 1.17%, 1.17% Floor)	2.49	% (b)	06/15/2039	13,467,182
15,750,000	MF1 Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.62	% (b)	07/16/2036	15,379,639
8,289,000	MF1 Ltd., Series 2021-FL7-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	2.69	% (b)	10/16/2036	8,036,542
14,026,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.35%, 1.35% Floor)	2.14	% (b)	02/19/2037	13,619,960
3,304,842	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor)	2.30	% (b)	07/15/2036	3,197,693
10,343,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	2.65	% (b)	07/15/2036	10,097,643
6,625,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	2.12	% (b)	04/15/2038	6,464,835
5,817,000	MHP, Series 2022-MHIL-A (Secured Overnight Financing Rate 1 Month + 0.81%, 0.82% Floor)	2.09	% (b)	01/15/2027	5,566,167
14,220,911	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.76	% (b)(c)(e)	12/15/2046	173,195
1,123,535	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.60	% (b)(c)(e)	11/12/2041	5,178
3,578,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.47	% (b)	11/15/2034	3,361,724
61,005,800	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.50	% (c)(e)	06/15/2050	2,650,202
711,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.22	% (b)	07/15/2035	690,054
7,895,000	Morgan Stanley Capital Trust, Series 2019-PLND-D (1 Month LIBOR USD + 1.75%, 1.75% Floor)	3.07	% (b)	05/15/2036	7,428,242
18,374,239	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	2.10	% (b)	11/15/2023	17,604,079
14,862,000	Morgan Stanley Capital Trust, Series 2021-L6-A2	2.13	% (c)	06/15/2054	13,722,189
6,752,218	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.27	% (b)	06/15/2035	6,548,889
19,570,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	2.92	% (b)	02/15/2036	19,425,339
129,417	PFP Ltd., Series 2019-6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.56	% (b)	04/14/2037	128,675
4,662,225	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.17	% (b)	04/14/2038	4,517,743
9,999,501	PFP Ltd., Series 2021-7-AS (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.47	% (b)	04/14/2038	9,795,311

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,778,000	PFP Ltd., Series 2021-8-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.51	% (b)	08/09/2037	8,377,486
16,492,568	SMR Mortgage Trust, Series 2022-IND-A (Secured Overnight Financing Rate 1 Month + 1.65%, 1.65% Floor)	2.93	% (b)	02/15/2039	15,975,740
9,803,000	SREIT Trust, Series 2021-MFP-A (1 Month LIBOR USD + 0.73%, 0.73% Floor)	2.05	% (b)	11/15/2038	9,329,199
12,887,000	STWD Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	2.85	% (b)	07/15/2038	12,791,791
8,900,000	STWD Ltd., Series 2021-FL2-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.72	% (b)	04/18/2038	8,735,395
16,923,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor)	3.04	% (b)	10/15/2034	16,794,656
17,000,000	TRTX Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.72	% (b)	03/15/2038	16,686,962
5,407,200	TTAN, Series 2021-MHC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	2.18	% (b)	03/15/2038	5,212,403
54,008,837	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.69	% (c)(e)	06/15/2050	3,126,242
101,353,166	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.21	% (c)(e)	08/15/2050	3,780,129
104,929,127	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.98	% (c)(e)	02/15/2051	3,756,704
25,998,420	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.92	% (c)(e)	09/15/2058	519,698
176,184,018	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.48	% (c)(e)	06/15/2052	11,479,516
15,386,437	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	2.00	% (c)(e)	07/15/2053	1,671,026
11,851,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60-A2	2.04%		08/15/2054	10,846,013
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.47	% (b)	02/15/2040	4,904,210
5,081,432	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	2.77	% (b)	02/15/2040	4,785,315
1,427,509	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.49	% (b)(c)(e)	08/15/2045	46

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,112,310,429)					992,281,990

Non-Agency Residential Collateralized Mortgage Obligations - 14.9%
18,297,307	Angel Oak Mortgage Trust LLC, Series 2021-7-A1	1.98	% (b)(c)	10/25/2066	16,072,459
7,232,439	Arroyo Mortgage Trust, Series 2019-3-A2	3.21	% (b)(c)	10/25/2048	6,980,277
3,908,766	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (b)(c)	10/25/2048	3,773,029
393,960	Banc of America Mortgage Trust, Series 2005-E-2A1	3.36	% (c)	06/25/2035	345,390
1,360,365	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (b)(h)	06/28/2034	1,363,132
3,530,354	Bayview Opportunity Master Fund Trust, Series 2019-SBR2-A1	6.43	% (b)(h)	06/28/2034	3,529,016
513,015	BCAP LLC Trust, Series 2011-RR1-8A3	5.34	% (b)(c)	09/30/2056	442,547
1,410,086	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	2.41	% (c)	02/25/2034	1,400,991
163,555	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	145,772
6,361,252	BRAVO Residential Funding Trust, Series 2020-RPL1-A1	2.50	% (b)(c)	05/25/2059	6,155,746
15,199,118	BRAVO Residential Funding Trust, Series 2021-A-A1	1.99	% (b)(h)	10/25/2059	14,577,261
21,963,777	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (b)(h)	04/25/2069	21,070,727
7,876,600	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (b)	09/25/2061	7,358,949
2,590,991	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	1.77%		08/25/2036	2,512,768
538,904	CHL Mortgage Pass-Through Trust, Series 2004-HYB9-1A1	2.52	% (c)	02/20/2035	539,488
4,665,568	CHL Mortgage Pass-Through Trust, Series 2005-3-1A2 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	2.20%		04/25/2035	4,103,807

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
467,574	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	2.49%		03/25/2036	438,480
25,473,816	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23	% (b)(h)	11/25/2070	25,464,337
2,527,281	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (b)(c)	04/25/2060	2,405,182
2,051,702	COLT Mortgage Loan Trust, Series 2020-2-A1	1.85	% (b)(c)	03/25/2065	2,027,390
6,494,453	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (b)(c)	05/25/2065	6,377,124
6,533,860	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (b)(c)	11/25/2066	5,952,882
18,621,584	COLT Mortgage Loan Trust, Series 2021-RPL1-A1	1.67	% (b)(c)	09/25/2061	17,334,264
26,475	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		06/25/2026	16,927
35,874,266	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	2.94	% (b)(c)	12/25/2059	35,410,512
13,210,389	CSMC Trust, Series 2020-RPL3-A1	2.69	% (b)(c)	03/25/2060	12,844,277
2,536,099	CSMC Trust, Series 2021-NQM1-A2	0.99	% (b)(c)	05/25/2065	2,439,580
4,226,832	CSMC Trust, Series 2021-NQM1-A3	1.20	% (b)(c)	05/25/2065	4,066,535
9,078,624	CSMC Trust, Series 2021-NQM5-A3	1.35	% (b)(c)	05/25/2066	7,933,236
5,910,378	CSMC Trust, Series 2021-RPL4-A1	1.80	% (b)(c)	12/27/2060	5,585,222
19,220,780	CSMC Trust, Series 2022-NQM1-A1	2.27	% (b)(c)	11/25/2066	17,111,272
1,992,187	Ellington Financial Mortgage Trust, Series 2020-1-A1	2.01	% (b)(c)	05/25/2065	1,941,054
1,849,849	First Horizon Mortgage Pass-Through Trust, Series 2007-AR2-1A1	3.00	% (c)	08/25/2037	765,954
4,514,612	GCAT Trust, Series 2020-3-A1	2.98	% (b)(h)	09/25/2025	4,440,875
3,179,870	GS Mortgage-Backed Securities Trust, Series 2019-SL1-A1	2.63	% (b)(c)	01/25/2059	3,174,007
2,416,044	GSR Mortgage Loan Trust, Series 2005-9F-2A2	6.00%		01/25/2036	1,473,560
496,884	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	2.48	% (c)	11/25/2035	456,346
16,794,323	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	2.22	% (b)	03/19/2037	16,566,210
30,180	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	29,410
6,590,341	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (b)(h)	05/25/2059	6,591,292
19,618,265	Legacy Mortgage Asset Trust, Series 2019-GS6-A1	3.00	% (b)(h)	06/25/2059	19,604,354
18,731,031	Legacy Mortgage Asset Trust, Series 2019-GS7-A1	3.25	% (b)(h)	11/25/2059	18,659,229
4,242,047	Legacy Mortgage Asset Trust, Series 2020-GS4-A1	3.25	% (b)(h)	02/25/2060	4,154,883
35,255,653	Legacy Mortgage Asset Trust, Series 2020-GS5-A1	3.25	% (b)(h)	06/25/2060	34,760,512
2,855,463	Legacy Mortgage Asset Trust, Series 2020-SL1-A	2.73	% (b)(h)	01/25/2060	2,789,325
1,087,284	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (b)(h)	10/25/2066	1,055,846
12,502,077	Legacy Mortgage Asset Trust, Series 2021-GS2-A1	1.75	% (b)(h)	04/25/2061	11,777,877
21,849,935	Legacy Mortgage Asset Trust, Series 2021-GS3-A1	1.75	% (b)(h)	07/25/2061	20,201,624
28,300,974	Legacy Mortgage Asset Trust, Series 2021-GS4-A1	1.65	% (b)(h)	11/25/2060	26,367,389
8,612,525	Legacy Mortgage Asset Trust, Series 2021-SL1-A	1.99	% (b)(c)	09/25/2060	8,411,824
20,800,000	LHOME Mortgage Trust, Series 2021-RTL1-A1	2.09	% (b)(c)	09/25/2026	20,007,790
1,949,097	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.16	% (c)	04/25/2036	1,197,735
881,912	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.72	% (c)	11/25/2035	842,933
3,571,114	MFA Trust, Series 2021-NPL1-A1	2.36	% (b)(h)	03/25/2060	3,449,624
13,657,793	MFA Trust, Series 2021-NQM2-A1	1.03	% (b)(c)	11/25/2064	12,440,329
1,769,334	MFA Trust, Series 2021-NQM2-A2	1.32	% (b)(c)	11/25/2064	1,603,279
4,470,767	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75	% (b)(c)	01/25/2061	4,436,322
7,105	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	5,863
25,000,000	New York Mortgage Trust, Series 2021-BPL1-A1	2.24	% (b)(h)	05/25/2026	23,851,793

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
473,840	Oaktown Ltd., Series 2019-1A-M1A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.02	% (b)	07/25/2029	473,713
1,705,846	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	2.27	% (b)	06/25/2057	1,672,917
11,549,009	OBX Trust, Series 2022-NQM1-A1	2.31	% (b)(c)	11/25/2061	10,119,284
12,789,170	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (b)(h)	09/29/2060	12,164,103
4,356,145	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (b)(h)	06/29/2060	4,115,503
32,106,213	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (b)(h)	07/25/2051	28,993,445
20,571,149	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (b)(h)	02/25/2061	19,359,496
6,862,579	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (b)(h)	07/25/2051	6,438,746
22,002,668	Pretium Mortgage Credit Partners LLC, Series 2021-RN3-A1	1.84	% (b)(h)	09/25/2051	20,691,274
8,089,337	PRPM LLC, Series 2020-4-A1	2.95	% (b)(h)	10/25/2025	7,849,307
18,624,018	PRPM LLC, Series 2021-1-A1	2.12	% (b)(c)	01/25/2026	17,774,282
14,218,189	PRPM LLC, Series 2021-2-A1	2.12	% (b)(c)	03/25/2026	13,605,195
14,746,842	PRPM LLC, Series 2021-3-A1	1.87	% (b)(h)	04/25/2026	13,970,364
17,060,500	PRPM LLC, Series 2021-4-A1	1.87	% (b)(h)	04/25/2026	16,050,104
12,488,370	PRPM LLC, Series 2021-5-A1	1.79	% (b)(h)	06/25/2026	11,744,778
17,683,029	PRPM LLC, Series 2021-6-A1	1.79	% (b)(h)	07/25/2026	16,563,607
31,536,461	PRPM LLC, Series 2021-7-A1	1.87	% (b)(h)	08/25/2026	29,452,708
4,490,060	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	2.16%		03/25/2036	4,080,190
873,028	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49	% (b)(c)	04/25/2065	852,102
29,656,336	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (b)(c)	09/25/2066	27,067,548
108,140	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.63	% (c)	07/25/2033	107,302
35,981,192	Toorak Mortgage Corporation Ltd., Series 2020-1-A1	2.73	% (b)(h)	03/25/2023	35,752,923
19,522,005	VCAT LLC, Series 2021-NPL1-A1	2.29	% (b)(h)	12/26/2050	18,861,455
7,076,717	VCAT LLC, Series 2021-NPL3-A1	1.74	% (b)(h)	05/25/2051	6,660,080
26,984,774	VCAT LLC, Series 2021-NPL4-A1	1.87	% (b)(h)	08/25/2051	25,424,919
10,426,878	VCAT LLC, Series 2021-NPL5-A1	1.87	% (b)(h)	08/25/2051	9,851,721
13,153,097	VCAT LLC, Series 2021-NPL6-A1	1.92	% (b)(h)	09/25/2051	12,401,747
3,361,549	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (b)(c)	07/25/2049	3,276,629
6,620,230	Velocity Commercial Capital Loan Trust, Series 2021-1-M1	1.79	% (b)(c)	05/25/2051	5,791,818
26,139,614	Velocity Commercial Capital Loan Trust, Series 2021-2-A	1.52	% (b)(c)	08/25/2051	23,297,253
5,940,788	Velocity Commercial Capital Loan Trust, Series 2021-2-M1	1.82	% (b)(c)	08/25/2051	5,129,849
2,529,311	Verus Securitization Trust, Series 2020-2-A1	2.23	% (b)(c)	04/25/2060	2,488,917
2,538,281	Verus Securitization Trust, Series 2020-INV1-A1	1.98	% (b)(c)	03/25/2060	2,494,298
9,727,673	Verus Securitization Trust, Series 2021-4-A3	1.35	% (b)(c)	07/25/2066	8,485,442
8,612,155	Verus Securitization Trust, Series 2021-7-A1	1.83	% (b)(c)	10/25/2066	7,775,552
10,136,552	VOLT LLC, Series 2021-NP10-A1	1.99	% (b)(h)	05/25/2051	9,670,256
25,066,265	VOLT LLC, Series 2021-NP11-A1	1.87	% (b)(h)	08/25/2051	23,340,014
15,835,671	VOLT LLC, Series 2021-NPL1-A1	1.89	% (b)(h)	02/27/2051	15,101,511
9,218,870	VOLT LLC, Series 2021-NPL3-A1	2.24	% (b)(h)	02/27/2051	8,797,710
7,885,335	VOLT LLC, Series 2021-NPL5-A1	2.12	% (b)(h)	03/27/2051	7,558,334
6,584,737	VOLT LLC, Series 2021-NPL6-A1	2.24	% (b)(h)	04/25/2051	6,289,884
28,464,043	VOLT LLC, Series 2021-NPL8-A1	2.12	% (b)(h)	04/25/2051	26,999,047
4,539,826	VOLT LLC, Series 2021-NPL9-A1	1.99	% (b)(h)	05/25/2051	4,325,378
161,913	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR16-A	2.33	% (c)	12/25/2032	159,486

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
275,686	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	246,862

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,079,723,861)					1,020,162,871

US Corporate Bonds - 6.7%
5,950,000	AbbVie, Inc.	2.30%		11/21/2022	5,939,416
1,240,000	AbbVie, Inc.	2.60%		11/21/2024	1,201,695
1,035,000	American Express Company	3.38%		05/03/2024	1,028,507
2,983,000	American Express Company (3 Month LIBOR USD + 0.65%)	2.20%		02/27/2023	2,985,364
2,957,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	2.33%		03/04/2025	2,931,196
3,065,000	American Honda Finance Corporation	0.75%		08/09/2024	2,885,012
2,505,000	Amgen, Inc.	3.63%		05/22/2024	2,502,215
4,580,000	Amgen, Inc.	3.13%		05/01/2025	4,494,056
10,185,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	2.00	% (b)	05/24/2024	9,891,984
2,905,000	Atmos Energy Corporation	0.63%		03/09/2023	2,854,465
2,300,000	Avery Dennison Corporation	0.85%		08/15/2024	2,172,079
8,959,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	2.40%		03/05/2024	8,906,442
4,665,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	1.68%		04/22/2025	4,551,479
3,825,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.10%)	2.15%		04/25/2025	3,804,082
6,490,000	Boeing Company	4.51%		05/01/2023	6,507,838
3,085,000	Brighthouse Financial Global Funding	0.60	% (b)	06/28/2023	2,987,828
7,070,000	Campbell Soup Company	3.95%		03/15/2025	7,058,896
1,550,000	Capital One Financial Corporation	3.20%		01/30/2023	1,551,205
5,505,000	Capital One Financial Corporation	3.90%		01/29/2024	5,500,616
7,455,000	Cardinal Health, Inc.	3.08%		06/15/2024	7,339,284
2,535,000	Cardinal Health, Inc.	3.50%		11/15/2024	2,511,136
7,095,000	Charles Schwab Corporation (Secured Overnight Financing Rate + 1.05%)	2.44%		03/03/2027	6,985,777
1,995,000	Cigna Corporation	0.61%		03/15/2024	1,901,147
4,970,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	2.60%		06/01/2024	4,938,507
2,275,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	2,114,103
7,029,000	Conagra Brands, Inc.	4.30%		05/01/2024	7,060,682
1,392,000	Dell International LLC	5.45%		06/15/2023	1,406,496
1,825,000	Dell International LLC	4.00%		07/15/2024	1,819,988
3,675,000	Dell International LLC	5.85%		07/15/2025	3,794,066
3,480,000	Dollar General Corporation	4.15%		11/01/2025	3,485,311
6,215,000	Dollar Tree, Inc.	4.00%		05/15/2025	6,181,818
1,675,000	Elevance Health, Inc.	3.30%		01/15/2023	1,677,648
8,439,000	Elevance Health, Inc.	3.50%		08/15/2024	8,415,472
5,085,000	Energy Transfer LP	5.88%		01/15/2024	5,188,288
1,215,000	Energy Transfer LP	4.50%		04/15/2024	1,216,369
660,000	Energy Transfer LP	4.05%		03/15/2025	650,707
6,750,000	Entergy Corporation	0.90%		09/15/2025	6,083,199
7,745,000	Equinix, Inc.	1.25%		07/15/2025	7,044,117
6,110,000	Expedia Group, Inc.	6.25	% (b)	05/01/2025	6,300,406

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,869,000	Exxon Mobil Corporation	1.57%		04/15/2023	6,803,483
3,090,000	General Mills, Inc.	4.00%		04/17/2025	3,090,355
6,890,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	6,909,206
7,097,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	6,966,134
6,797,000	HCA, Inc.	5.00%		03/15/2024	6,833,649
6,115,000	Hyatt Hotels Corporation	1.30%		10/01/2023	5,924,459
4,895,000	Hyundai Capital America	2.85	% (b)	11/01/2022	4,883,217
2,405,000	Hyundai Capital America	1.00	% (b)	09/17/2024	2,234,363
6,894,000	JPMorgan Chase & Company	3.90%		07/15/2025	6,914,295
4,612,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	4,346,376
9,440,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.32%)	2.31%		04/26/2026	9,295,551
7,455,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	7,095,598
716,000	Kinder Morgan, Inc.	4.30%		06/01/2025	713,377
6,901,000	Magallanes, Inc.	3.79	% (b)	03/15/2025	6,695,917
6,965,000	Marriott International, Inc.	3.60%		04/15/2024	6,905,007
6,975,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	6,994,661
1,980,000	Martin Marietta Materials, Inc.	0.65%		07/15/2023	1,914,180
1,915,000	McDonald’s Corporation	3.35%		04/01/2023	1,922,064
1,894,000	McDonald’s Corporation	3.38%		05/26/2025	1,878,464
3,350,000	McDonald’s Corporation	1.45%		09/01/2025	3,120,238
7,245,000	Microchip Technology, Inc.	0.97%		02/15/2024	6,884,821
7,070,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	6,932,483
6,645,000	Morgan Stanley (Secured Overnight Financing Rate + 0.62%)	0.73%		04/05/2024	6,480,655
5,388,000	Mosaic Company	4.25%		11/15/2023	5,427,886
1,975,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,985,732
1,965,000	Nissan Motor Acceptance Company LLC	1.13	% (b)	09/16/2024	1,807,503
5,669,000	Northrop Grumman Corporation	2.93%		01/15/2025	5,550,936
7,505,000	NVIDIA Corporation	0.58%		06/14/2024	7,131,591
5,330,000	Omnicom Group, Inc.	3.65%		11/01/2024	5,287,732
4,315,000	Pacific Gas and Electric Company	3.25%		02/16/2024	4,205,368
2,555,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,507,927
3,010,000	Parker-Hannifin Corporation	3.65%		06/15/2024	2,992,552
7,060,000	Penske Truck Leasing Company LP	2.70	% (b)	11/01/2024	6,783,264
6,860,000	PepsiCo, Inc.	0.75%		05/01/2023	6,746,802
1,442,000	Phillips 66	3.85%		04/09/2025	1,434,425
2,265,000	Phillips 66	1.30%		02/15/2026	2,039,817
1,015,000	Pioneer Natural Resources Company	0.55%		05/15/2023	989,598
2,365,000	Pioneer Natural Resources Company	1.13%		01/15/2026	2,116,008
5,570,000	Public Service Enterprise Group, Inc.	0.84%		11/08/2023	5,346,283
7,270,000	Republic Services, Inc.	2.50%		08/15/2024	7,044,962
6,800,000	Royalty Pharma PLC	0.75%		09/02/2023	6,550,956
330,000	Royalty Pharma PLC	1.20%		09/02/2025	294,546
6,945,000	Schlumberger Holdings Corporation	3.75	% (b)	05/01/2024	6,920,394
2,809,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	2,778,923
5,330,000	Simon Property Group LP	2.00%		09/13/2024	5,100,843

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,165,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	2.35%		04/01/2024	7,091,742
6,910,000	Southwest Airlines Company	4.75%		05/04/2023	6,967,742
2,087,000	Synchrony Financial	4.38%		03/19/2024	2,075,706
2,233,000	Synchrony Financial	4.25%		08/15/2024	2,221,569
7,400,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	7,174,350
7,285,000	Triton Container International Ltd.	0.80	% (b)	08/01/2023	6,906,116
3,105,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	1.84%		06/09/2025	3,015,479
2,575,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	2,452,708
1,670,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,665,402
6,045,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	2.51%		05/15/2025	6,012,154
2,010,000	Viatris, Inc.	1.65%		06/22/2025	1,821,615
5,345,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.32%)	2.30%		04/25/2026	5,256,737
7,130,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	6,967,093
6,760,000	Welltower, Inc.	3.63%		03/15/2024	6,710,782
3,805,000	Williams Companies, Inc.	4.30%		03/04/2024	3,823,625
3,195,000	Williams Companies, Inc.	4.55%		06/24/2024	3,223,190
3,615,000	Workday, Inc.	3.50%		04/01/2027	3,459,956
6,925,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	6,524,962

Total US Corporate Bonds (Cost $479,308,416)					462,022,425

US Government and Agency Mortgage Backed Obligations - 2.9%
136,918	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	140,344
10,428,005	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SB0578	2.00%		11/01/2036	9,780,097
92,291,745	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.45	% (c)(e)	03/25/2023	462,751
14,310	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	14,108
37,565	Federal Home Loan Mortgage Corporation REMICS, Series 4050-BC	2.00%		05/15/2041	37,554
891,335	Federal Home Loan Mortgage Corporation REMICS, Series 4203-NB	2.00%		10/15/2040	876,000
7,359,403	Federal Home Loan Mortgage Corporation REMICS, Series 4211-AP	1.60%		03/15/2043	6,964,964
4,216,046	Federal Home Loan Mortgage Corporation REMICS, Series 4484-CD	1.75%		07/15/2030	4,032,992
6,800,068	Federal Home Loan Mortgage Corporation REMICS, Series 5105-NH	2.00%		02/25/2037	6,341,667
631,741	Federal Home Loan Mortgage Corporation, Pool 840632 (12 Month LIBOR USD + 1.62%, 1.62% Floor, 7.70% Cap)	2.12%		05/01/2045	639,305
19,130	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	18,631
681,221	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	697,089
15,492,797	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	13,860,241
1,877,922	Federal National Mortgage Association, Pool AL2987 (12 Month LIBOR USD + 1.63%, 1.63% Floor, 7.40% Cap)	1.88%		11/01/2042	1,913,699
2,740,462	Federal National Mortgage Association, Pool AL9932	3.04	% (c)	01/01/2024	2,727,506
1,392,258	Federal National Mortgage Association, Pool BC0057 (12 Month LIBOR USD + 1.60%, 1.60% Floor, 7.38% Cap)	1.85%		12/01/2045	1,406,857

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,101,224	Federal National Mortgage Association, Pool BM3520 (12 Month LIBOR USD + 1.56%, 1.56% Floor, 7.00% Cap)	2.28%		05/01/2045	1,123,427
51,631	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	52,312
8,988,323	Federal National Mortgage Association, Series 2019-M21-3A1	2.10%		06/25/2034	8,454,082
12,561,455	Federal National Mortgage Association, Series 2020-M49-1A1	1.30	% (c)	11/25/2030	11,437,992
11,951,932	Federal National Mortgage Association, Series 2021-21-HG	2.00%		11/25/2047	11,232,288
13,879,505	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	12,898,893
27,643,540	Federal National Mortgage Association, Series 2021-M10-A1	1.63	% (c)	04/25/2033	25,491,869
9,789,657	Federal National Mortgage Association, Series 2021-M5-A1	1.51	% (c)	01/25/2033	8,962,389
41,006,044	Federal National Mortgage Association, Series 2021-M6-A1	1.53	% (c)	03/25/2033	37,709,933
22,724,241	Federal National Mortgage Association, Series 2021-M7-A1	1.78	% (c)	03/25/2031	21,033,532
4,065,835	Federal National Mortgage Association, Series 2022-M11-A1	3.05	% (c)	10/25/2027	4,046,553
3,303,703	Federal National Mortgage Association, Series 2022-M5-A1	2.47	% (c)	01/01/2034	3,121,915

Total US Government and Agency Mortgage Backed Obligations (Cost $213,662,864)					195,478,990

US Government and Agency Obligations - 13.2%
159,200,000	United States Treasury Notes	0.13%		04/30/2023	155,624,377
74,000,000	United States Treasury Notes	0.75%		12/31/2023	71,599,336
104,600,000	United States Treasury Notes	1.50%		02/29/2024	102,144,352
165,000,000	United States Treasury Notes	2.50%		04/30/2024	163,585,254
188,500,000	United States Treasury Notes	2.50%		05/31/2024	186,813,809
169,200,000	United States Treasury Notes	2.63%		04/15/2025	167,382,421
60,700,000	United States Treasury Notes	2.75%		05/15/2025	60,240,008

Total US Government and Agency Obligations (Cost $914,237,308)					907,389,557

Common Stocks - 0.0%
76,874	Frontera Energy Corporation (f)				610,378

Total Common Stocks (Cost $7,009,558)					610,378

Short Term Investments - 6.5%
114,638,349	First American Government Obligations Fund - Class U	1.31	% (g)		114,638,349
114,638,349	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.35	% (g)		114,638,349
114,638,349	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (g)		114,638,349
106,000,000	United States Treasury Bills	0.00%		04/20/2023	103,816,236

Total Short Term Investments (Cost $448,287,828)					447,731,283

Total Investments - 99.9% (Cost $7,220,429,775)					6,865,028,894
Other Assets in Excess of Liabilities - 0.1%					10,019,395

NET ASSETS - 100.0%					$6,875,048,289

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Interest only security

(f)	Non-income producing security

(g)	Seven-day yield as of period end

(h)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.2%
Non-Agency Residential Collateralized Mortgage Obligations	14.9%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
US Government and Agency Obligations	13.2%
Foreign Corporate Bonds	10.1%
Asset Backed Obligations	7.0%
US Corporate Bonds	6.7%
Short Term Investments	6.5%
Bank Loans	6.1%
US Government and Agency Mortgage Backed Obligations	2.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Common Stocks	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.2%
Non-Agency Residential Collateralized Mortgage Obligations	14.9%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
US Government and Agency Obligations	13.2%
Asset Backed Obligations	7.0%
Short Term Investments	6.5%
Banking	5.5%
US Government and Agency Mortgage Backed Obligations	2.9%
Utilities	2.6%
Energy	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.9%
Healthcare	1.2%
Pharmaceuticals	1.1%
Telecommunications	1.0%
Business Equipment and Services	1.0%
Transportation	0.9%
Media	0.8%
Food Products	0.7%
Chemicals/Plastics	0.6%
Electronics/Electric	0.6%
Food Service	0.5%
Technology	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Containers and Glass Products	0.4%
Automotive	0.4%
Retailers (other than Food/Drug)	0.3%
Insurance	0.3%
Finance	0.3%
Aerospace & Defense	0.3%
Mining	0.3%
Chemical Products	0.2%
Industrial Equipment	0.2%
Leisure	0.2%
Real Estate	0.2%
Environmental Control	0.1%
Beverage and Tobacco	0.1%
Commercial Services	0.1%
Building and Development (including Steel/Metals)	0.1%
Diversified Manufacturing	0.0%	(i)
Financial Intermediaries	0.0%	(i)
Construction	0.0%	(i)
Consumer Products	0.0%	(i)
Other Assets and Liabilities	0.1%

	100.0%

(i)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange—traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,662,763,276	$90,884,664	$7,066,023	$3,865,179	$343,915,047	$21,782,424
Affiliated Mutual Funds	—	503,365,400	—	4,079,671	—	—
Common Stocks	—	1,450,535	1,561,309	—	610,378	17,742
Exchange Traded Funds	—	—	—	2,911,529	—	—
Real Estate Investment Trusts	—	—	—	875,130	—	—
Total Level 1	1,662,763,276	595,700,599	8,627,332	11,731,509	344,525,425	21,800,166
Level 2
US Government and Agency Mortgage Backed Obligations	16,010,175,667	1,511,616,048	—	3,003,330	195,478,990	—
Non-Agency Residential Collateralized Mortgage Obligations	10,263,018,721	998,163,419	—	5,148,597	1,020,162,871	—
Non-Agency Commercial Mortgage Backed Obligations	3,702,290,788	630,670,326	—	—	992,281,990	1,362,370
US Government and Agency Obligations	2,644,596,163	1,680,541,726	—	—	907,389,557	—
Asset Backed Obligations	2,106,925,137	394,857,488	—	—	479,853,728	—
Collateralized Loan Obligations	1,338,823,579	353,924,777	—	—	1,114,611,120	6,615,020
US Corporate Bonds	—	1,462,159,934	—	—	462,022,425	10,874,082
Foreign Corporate Bonds	—	597,195,302	396,936,445	—	696,771,806	661,073
Bank Loans	—	386,007,312	—	—	421,152,268	282,883,742
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	133,290,691	196,711,037	—	126,962,478	—
Other Short Term Investments	—	6,708,880	—	4,882,789	103,816,236	—
Municipal Bonds	—	6,021,952	—	—	—	—
Total Level 2	36,065,830,055	8,161,157,855	593,647,482	13,034,716	6,520,503,469	302,396,287
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	76,813,646	139,122	—	—	—	—
Asset Backed Obligations	72,037,938	7,587,452	—	—	—	—
Collateralized Loan Obligations	447,066	—	—	119,229	—	—
Common Stocks	—	2,142,453	—	—	—	1,138,845

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Bank Loans	$—	$490,110	$—	$—	$—	$392,471
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	12,028	—	—	—	—
Warrants	—	7,563	—	—	—	—
Total Level 3	149,298,650	10,378,728	—	119,229	—	1,531,316
Total	$37,877,891,981	$8,767,237,182	$602,274,814	$24,885,454	$6,865,028,894	$325,727,769
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(114,344)	$—	$—
Total Level 1	—	—	—	(114,344)	—	—
Level 2
Excess Return Swaps	—	—	—	(1,117,337)	—	—
Unfunded Loan Commitments	—	(70,112)	—	—	—	(64,282)
Total Level 2	—	(70,112)	—	(1,117,337)	—	(64,282)
Level 3	—	—	—	—	—	—
Total	$—	$(70,112)	$—	$(1,231,681)	$—	$(64,282)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$76,323,852	$23,784,693	$1,652,236	$963,864	$16,954,092	$5,726,110
Common Stocks	21,715	43,050	145,185	—	—	—
Total Level 1	76,345,567	23,827,743	1,797,421	963,864	16,954,092	5,726,110
Level 2
Collateralized Loan Obligations	1,324,314,253	216,622,935	—	—	—	—
US Government and Agency Obligations	1,289,768,923	—	—	9,933,117	—	43,881,165
Non-Agency Residential Collateralized Mortgage Obligations	985,758,535	202,480,788	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	951,173,046	162,420,499	—	—	—	—
Bank Loans	612,776,471	105,395,867	—	—	—	—
Asset Backed Obligations	520,867,600	56,279,785	—	—	—	—
Foreign Corporate Bonds	519,315,335	71,154,124	208,221,416	—	—	—
US Corporate Bonds	512,374,156	57,520,158	—	—	—	—
US Government and Agency Mortgage Backed Obligations	184,518,412	84,286,162	—	37,236,876	—	—
Other Short Term Investments	147,497,405	22,570,926	—	—	240,850,723	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	$84,409,341	$32,658,912	$47,933,897	$—	$—	$77,254,932
Total Level 2	7,132,773,477	1,011,390,156	256,155,313	47,169,993	240,850,723	121,136,097
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,255,409	996,980	—	—	—	—
Common Stocks	1,159,929	451,795	—	—	—	—
Asset Backed Obligations	—	17,612,133	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	8,156,055	—	—	—	—
Bank Loans	—	107,165	—	—	—	—
Collateralized Loan Obligations	—	63,867	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Rights	—	2,883	—	—	—	—
Warrants	—	852	—	—	—	—
Total Level 3	6,415,338	27,391,730	—	—	—	—
Total	$7,215,534,382	$1,062,609,629	$257,952,734	$48,133,857	$257,804,815	$126,862,207
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(236,853)	$—	$—
Total Level 1	—	—	—	(236,853)	—	—
Level 2
Excess Return Swaps	(1,063,550,627)	—	—	—	(22,571,205)	—
Forward Currency Exchange Contracts	—	—	—	—	—	52,493
Unfunded Loan Commitments	—	(23,108)	—	—	—	—
Total Level 2	(1,063,550,627)	(23,108)	—	—	(22,571,205)	52,493
Level 3	—	—	—	—	—	—
Total	$(1,063,550,627)	$(23,108)	$—	$(236,853)	$(22,571,205)	$52,493

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$26,952,361	$3,397,167	$2,737,953	$444,547	$327,241	$5,714,152
Affiliated Mutual Funds	—	—	5,953,243	—	—	—
Total Level 1	26,952,361	3,397,167	8,691,196	444,547	327,241	5,714,152
Level 2
Asset Backed Obligations	238,748,570	—	2,615,190	—	—	3,033,766
US Corporate Bonds	144,223,857	1,215,399	5,857,516	3,297,984	—	—
Foreign Corporate Bonds	56,326,570	994,974	4,318,210	575,378	1,347,609	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Commercial Paper	$—	$2,234,869	$—	$—	$—	$—
Collateralized Loan Obligations	—	—	14,568,794	3,861,222	—	16,409,660
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,842,402	—	—	19,521,988
Non-Agency Commercial Mortgage Backed Obligations	—	—	10,350,330	2,678,238	—	17,167,835
US Government and Agency Obligations	—	—	5,428,069	2,439,735	—	4,499,922
Other Short Term Investments	—	—	2,994,758	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	2,977,319	—	—	9,496,889
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	773,365	—	6,797,609	—
Total Level 2	439,298,997	4,445,242	60,725,953	12,852,557	8,145,218	70,130,060
Level 3
Foreign Corporate Bonds	2,188,907	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	7,405,547
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,174,201
Total Level 3	2,188,907	—	—	—	—	8,579,748
Total	$468,440,265	$7,842,409	$69,417,149	$13,297,104	$8,472,459	$84,423,960
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Forward Currency Exchange Contracts	—	—	(1,273,143)	—	—	—
Excess Return Swaps	—	—	(1,289,040)	(527,935)	—	—
Total Level 2	—	—	(2,562,183)	(527,935)	—	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(2,562,183)	$(527,935)	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$9,896,982
Money Market Funds	3,048,543
Total Level 1	12,945,525
Level 2
US Government and Agency Obligations	1,235,403
Other Short Term Investments	984,307
Total Level 2	2,219,710
Level 3	—
Total	$15,165,235

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Other Financial Instruments
Level 1	$—
Level 2
Excess Return Swaps	418,483
Total Level 2	418,483
Level 3	—
Total	$418,483

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$1	$(672,913)	$—	$252,285	$(115,634)	$—	$—	$17,612,133	$(611,394)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	27,297	(273,798)	36,774	—	(281,364)	—	—	8,156,055	(255,760)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,051	(72,518)	2,267	—	(69,731)	—	—	996,980	(83,377)
Common Stocks	502,597	—	(50,802)	—	—	—	—	—	451,795	(50,802)
Bank Loans	108,383	115	(2,047)	1,046	—	(332)	—	—	107,165	(1,929)
Collateralized Loan Obligations	73,653	—	(13,089)	305	2,998	—	—	—	63,867	(10,922)
Rights	—	—	2,883	—	—	—	—	—	2,883	—
Warrants	1,287	—	(435)	—	—	—	—	—	852	(435)
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$29,464	$(1,082,719)	$40,392	$255,283	$(467,061)	$—	$—	$27,391,730	$(1,014,619)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$—	$(456,647)	$(276)	$100,819	$(49,417)	$—	$—	$7,405,547	$(431,167)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	—	13,384	2,984	—	—	—	—	1,174,201	13,384

Total	$8,968,901	$—	$(443,263)	$2,708	$100,819	$(49,417)	$—	$—	$8,579,748	$(417,783)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$17,612,133	Market Comparables	Market Quotes	$66.45 - $1,685.22 ($222.97)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$8,156,055	Market Comparables	Market Quotes	$93.94 ($93.94)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$996,980	Market Comparables	Market Quotes	$75.25 ($75.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$451,795	Market Comparables	Market Quotes	$0.50 - $27.00 ($21.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,165	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$63,867	Market Comparables	Market Quotes	$23.15 ($23.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$2,883	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$852	Market Comparables	Market Quotes	$0.20 ($0.20)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Intrinsic Value	Reserve Account Value	$0.00 ($0.00)	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
DoubleLine Income Fund	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$7,405,547	Market Comparables	Market Quotes	$61.11 - $8,337.34 ($1,634.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,174,201	Market Comparables	Market Quotes	$78.28 ($78.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.